Promissory Notes - Schedule of Notes Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Notes payable beginning balance	$ 267,881	$ 287,425
Payment		(19,544)
Reclassification	99,177
Notes payable ending balance	$ 367,058	$ 267,881